HODGES FUND

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Shares				Value
COMMON STOCKS: 94.3%
Airlines: 2.6%
410,000		Frontier Group Holdings, Inc. [1]		$3,964,700

Apparel: 3.4%
160,000		On Holding AG - Class A [1]		5,280,000

Auto Manufacturers: 1.2%
50,000		General Motors Co.		1,928,000

Banks: 1.7%
25,000		Cullen/Frost Bankers, Inc.		2,688,250

Building Materials: 5.8%
25,000		Builders FirstSource, Inc. [1]		3,400,000
30,000		Eagle Materials, Inc.		5,592,600
				8,992,600
Commercial Services: 6.4%
55,000		Shift4 Payments, Inc. - Class A [1]		3,735,050
400,000		The GEO Group, Inc. [1]		2,864,000
150,000		Toast, Inc. - Class A [1]		3,385,500
				9,984,550

Computers: 1.6%
100,000		NCR Corp. [1]		2,520,000

Diversifed Financial Services: 4.8%
25,000		Coinbase Global, Inc. [1]		1,788,750
100,000		The Charles Schwab Corp.		5,668,000
				7,456,750

Electrical Components & Equipment: 5.4%
45,000		Encore Wire Corp.		8,366,850

Entertainment: 5.1%
200,000		Cinemark Holdings, Inc. [1]		3,300,000
175,000		DraftKings, Inc. - Class A [1]		4,649,750
				7,949,750
Healthcare Products: 0.2%
1,000,000		ViewRay, Inc. [1]		352,200

Internet: 10.5%
100,000		Revolve Group, Inc. - Class A [1]		1,640,000
500,000		Solo Brands, Inc. - Class A [1]		2,830,000
275,000		Uber Technologies, Inc. [1]		11,871,750
				16,341,750
Iron & Steel: 5.1%
350,000		Cleveland-Cliffs, Inc. [1]		5,866,000
40,000		Commercial Metals Co.		2,106,400
				7,972,400
Leisure Time: 6.6%
250,000		Norwegian Cruise Line Holdings Ltd. [1]		5,442,500
225,000		Topgolf Callaway Brands Corp. [1]		4,466,250
12,552		Vista Outdoor, Inc. [1]		347,314
				10,256,064
Lodging: 1.0%
15,000		Wynn Resorts Ltd.		1,584,150

Mining: 2.6%
100,000		Freeport-McMoRan, Inc.		4,000,000

Oil Companies Exploration & Production: 10.5%
70,000		Chesapeake Energy Corp.		5,857,600
200,000		Matador Resources Co.		10,464,000
				16,321,600
Oil Field Services: 1.6%
300,000		ProPetro Holding Corp. [1]		2,472,000

Private Equity: 1.1%
150,000		P10, Inc. - Class A		1,695,000

Semiconductors: 9.6%
50,000		Micron Technology, Inc.		3,155,500
10,000		NVIDIA Corp.		4,230,200
80,000		ON Semiconductor Corp. [1]		7,566,400
				14,952,100
Software: 1.7%
718,334		Upland Software, Inc. [1]		2,586,002

Telecommunications: 1.9%
85,000		Corning, Inc.		2,978,400

Textiles: 0.5%
514,641		The Dixie Group, Inc. [1]		684,473

U.S. Royalty Trusts: 3.4%
4,000		Texas Pacific Land Corp.		5,266,000

TOTAL COMMON STOCKS
(Cost $109,689,097)				146,593,589

Contracts
(100 shares per contract)			Notional Value
CALL OPTIONS PURCHASED: 5.2% [1]
Aerospace & Defense: 0.9%
350		The Boeing Co., Expiration: September 2023, Exercise Price: $175.00	$7,390,600	1,387,750
Healthcare Prodcuts: 0.6%
125		Intuitive Surgical, Inc., Expiration: October 2023, Exercise Price: $275.00	4,274,250	908,750
Internet: 3.2%
1,150		Airbnb, Inc., Expiration: July 2023, Exercise Price: $100.00	14,738,400	3,286,125
50		Booking Holdings, Inc., Expiration: November 2023, Exercise Price: $2,500.00	13,501,650	1,695,500
				4,981,625
Pharmaceuticals: 0.5%
200		Novo Nordisk A/S - Class A, Expiration: October 2023, Exercise Price: $125.00	3,236,600	787,000

TOTAL CALL OPTIONS PURCHASED
(Cost $6,955,908)				8,065,125

TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $116,645,005)				154,658,714
Other Assets in Excess of Liabilities: 0.5%				851,924
TOTAL NET ASSETS: 100.0%				$155,510,638

	[1]	Non-income producing security.

Hodges Fund
Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The Hodges Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$146,593,589	$-	$-	$146,593,589
Call Options Purchased	-	8,065,125	-	8,065,125
Total Investments in Securities	$146,593,589	$8,065,125	$-	$154,658,714